Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
On February 8, 2016 we signed an agreement with Terra Energy Partners LLC (“Terra”) to sell WPX Energy Rocky Mountain, LLC that holds our Piceance Basin operations for $910 million. The agreement also requires Terra to become financially responsible for approximately $104 million in transportation obligations held by our marketing company. Additionally, in accordance with the sales agreement and prior to closing, WPX will novate a portion of WPX's natural gas derivatives with a fair value of $82 million as of December 31, 2015 to WPX Energy Rocky Mountain, LLC. The parties closed this sale in April of 2016. These operations are included in our domestic results presented below. We also have certain pipeline capacity obligations held by our marketing company with total commitments for 2016 and thereafter of approximately $423 million. We may record a portion of these obligations if they meet the definition of exit activities in association with exiting the Piceance Basin. See Note 16 for a discussion of an agreement signed in May 2016 related to a portion of the remaining transportation obligations.
The Piceance Basin represented 52 percent of our total proved reserves at December 31, 2015 and 58 percent of our total production for 2015.
Significant transactions for the Piceance Basin Operations reflected in the tables below are as follows:

•
As a result of market conditions including oil and natural gas prices in the fourth quarter of 2015, we performed impairment assessments of our proved producing properties. As a result of these assessments, which included the possibility of cash flows from a divestiture of the Piceance Basin, we recorded a total of $2,334 million in impairment charges associated with the Piceance Basin, of which approximately $2,308 million is recorded as a separate line on the table below and $26 million is included in exploration expenses.

•
During the second quarter of 2014, we completed the sale of a portion of our working interests in certain Piceance Basin wells. Based on an estimated total value received at closing of $329 million which represented estimated final cash proceeds and an estimated fair value of incentive distribution rights we received, we recorded a $195 million loss on the sale in the second quarter of 2014. An additional $1 million loss on sale was recorded in the third quarter of 2014.

•	Impairments of exploratory well costs and dry hole costs for 2014 include $67 million of impairment related to our Niobrara Shale well costs in the Piceance Basin.

•
We recorded impairments in 2013, of $88 million in the Piceance Basin including impairments of capitalized costs of acquired unproved reserves of $19 million and $69 million in the third and fourth quarters, respectively, in the Kokopelli area.

In August 2015, we signed agreements for the sale of our Powder River Basin for $80 million, subject to closing adjustments. On September 1, 2015, we completed a portion of the Powder River Basin divestiture. The remaining portion of the divestiture, which relates to our equity method investment in Fort Union Gas Gathering, LLC, closed on October 30, 2015. We recorded a pre-tax loss of $15 million related to this transaction during 2015. During the first and second quarters of 2015, we recorded a total of $16 million in impairments of the net assets to a probability weighted-average of expected sales prices for the Powder River Basin. In addition, we retained certain firm gathering and treating obligations with total commitments of $104 million through 2020 related to the Powder River properties sold. These commitments had been in excess of our production throughput. At the time of closing, we also had certain pipeline capacity obligations held by our marketing company with total commitments through 2021 totaling $150 million, which were related to the Powder River Operation. With the closing of the Powder River Basin sale and exiting this basin, we recorded $187 million of expense related to these contracts, which is included as a separate line below. This expense is the estimated present value of the $254 million in payments associated with these contracts remaining as of the Powder River Basin sales date, and includes the fair value of estimated recoveries from third parties and discounting based on our risk adjusted borrowing rate. Offsetting liabilities of $54 million and $133 million were recorded in accrued and other current liabilities and other noncurrent liabilities, respectively, as of the closing date.
The results of our Piceance Basin and Powder River Basin operations are included in our domestic results presented below.
During the third quarter of 2014, we had signed an agreement to sell our Powder River Basin holdings. This sales agreement did not successfully close in March 2015 and we subsequently terminated the transaction with the counterparty. During third-quarter 2015, we received $13 million in escrow funds as a result of the terminated contract and this amount is included in Other-net expense below.
On October 3, 2014, we announced an agreement to sell our international interests for approximately $294 million subject to the successful consummation of the definitive merger agreement entered into between Pluspetrol Resources Corporation and Apco. On January 29, 2015 we completed this divestiture and received net proceeds of $291 million after expenses but before $17 million of cash on hand at Apco as of the closing date. These non-operated international holdings comprised our international segment. We recorded a pretax gain of $41 million related to this transaction during first quarter 2015.
Summarized Results of Discontinued Operations

For the year ended December 31, 2015	Domestic	International	Total
		(Millions)
Total revenues	$577	$15	$592
Costs and expenses:
Lease and facility operating	$99	$4	$103
Gathering, processing and transportation	257	—	257
Taxes other than income	18	3	21
Accrual for contract obligations retained and related accretion	190	—	190
Gas management	1	—	1
Exploration	26	—	26
Depreciation, depletion and amortization	412	—	412
Impairment of assets held for sale	2,324	—	2,324
General and administrative	44	1	45
Other—net	(10)	—	(10)
Total costs and expenses	3,361	8	3,369
Operating income (loss)	(2,784)	7	(2,777)
Investment income and other	5	1	6
Loss on sale of Powder River Basin	(15)	—	(15)
Gain on sale of international assets	—	41	41
Income (loss) from discontinued operations before income taxes	(2,794)	49	(2,745)
Provision (benefit) for income taxes	(1,020)	(3)	(1,023)
Income (loss) from discontinued operations	$(1,774)	$52	$(1,722)

For the year ended December 31, 2014	Domestic	International	Total
		(Millions)
Total revenues	$1,159	$163	$1,322
Costs and expenses:
Lease and facility operating	$142	$37	$179
Gathering, processing and transportation	327	1	328
Taxes other than income	54	28	82
Gas management, including charges for unutilized pipeline capacity	8	—	8
Exploration	72	4	76
Depreciation, depletion and amortization	458	42	500
Impairment of producing properties and costs of acquired unproved reserves	50	—	50
Loss on sale of working interest in the Piceance Basin	196	—	196
General and administrative	51	16	67
Other—net	(1)	12	11
Total costs and expenses	1,357	140	1,497
Operating income (loss)	(198)	23	(175)
Interest capitalized	1	—	1
Investment income and other	6	19	25
Income (loss) from discontinued operations before income taxes	(191)	42	(149)
Provision (benefit) for income taxes(a)	(71)	7	(64)
Income (loss) from discontinued operations	$(120)	$35	$(85)
__________
(a) International income tax provision for 2014 is net of $18 million deferred tax benefit for the excess tax basis in our investment in Apco's stock.

For the year ended December 31, 2013	Domestic	International	Total
		(Millions)
Total revenues	$1,104	$152	$1,256
Costs and expenses:
Lease and facility operating	$162	$37	$199
Gathering, processing and transportation	357	3	360
Taxes other than income	49	24	73
Gas management, including charges for unutilized pipeline capacity	4	—	4
Exploration	7	7	14
Depreciation, depletion and amortization	552	34	586
Impairment of producing properties and costs of acquired unproved reserves	280	3	283
Gain on sale of Powder River Basin deep rights leasehold	(36)	—	(36)
General and administrative	57	14	71
Other—net	5	—	5
Total costs and expenses	1,437	122	1,559
Operating income (loss)	(333)	30	(303)
Interest capitalized	4	—	4
Investment income and other	4	21	25
Income (loss) from discontinued operations before income taxes	(325)	51	(274)
Provision (benefit) for income taxes(a)	(119)	31	(88)
Income (loss) from discontinued operations	$(206)	$20	$(186)

__________
(a) International income tax provision for 2013 includes $10 million of deferred tax expense for the Argentina capital gains tax that was enacted in 2013.

Assets and Liabilities in the Consolidated Balance Sheets Attributable to Discontinued Operations
As of December 31, 2015 the following table presents domestic assets classified as held for sale and liabilities associated with assets held for sale related to our Piceance Basin operations.

December 31, 2015	Total

Assets classified as held for sale
Current assets:
Accounts receivable (including an affiliate receivable)	$55
Derivative assets	68
Inventories	13
Other	2
Total current assets	138
Properties and equipment, net(a)	880
Derivative assets	14
Total assets classified as held for sale—discontinued operations	$1,032
Total assets classified as held for sale—continuing operations (Note 5)	40
Total assets classified as held for sale on the Consolidated Balance Sheets	$1,072

Liabilities associated with assets held for sale
Current liabilities:
Accounts payable	$93
Accrued and other current liabilities	47
Total current liabilities	140
Asset retirement obligations	133
Total liabilities associated with assets held for sale on the Consolidated Balance Sheets	$273
__________
(a) Includes $2,308 million impairment in Piceance Basin of the net assets.

As of December 31, 2014 the following table presents domestic assets classified as held for sale and liabilities associated with assets held for sale related to our Piceance Basin, Powder River Basin and Appalachian Basin operations, and the international assets classified as held for sale and liabilities associated with assets held for sale related to our international operations which were divested in January 2015.

December 31, 2014	Domestic	International	Total
		(Millions)
Assets classified as held for sale
Current assets:
Cash and cash equivalents	$—	$29	$29
Accounts receivable	140	25	165
Inventories	15	7	22
Other	3	14	17
Total current assets	158	75	233
Investments	18	134	152
Properties and equipment (successful efforts method of accounting)(a)	7,082	445	7,527
Less—accumulated depreciation, depletion and amortization	(3,513)	(228)	(3,741)
Properties and equipment, net	3,569	217	3,786
Derivative assets	14	—	14
Other noncurrent assets	3	6	9
Total assets classified as held for sale—discontinued operations	$3,762	$432	$4,194
Total assets classified as held for sale—continuing operations (Note 5)	200	—	200
Total assets classified as held for sale on the Consolidated Balance Sheets	$3,962	$432	$4,394

Liabilities associated with assets held for sale
Current liabilities:
Accounts payable	$193	$34	$227
Accrued and other current liabilities	35	23	58
Total current liabilities	228	57	285
Deferred income taxes	—	13	13
Long-term debt	—	2	2
Asset retirement obligations	168	7	175
Other noncurrent liabilities	28	3	31
Total liabilities associated with assets held for sale—discontinued operations	$424	$82	$506
Total liabilities associated with assets held for sale—continuing operations (Note 4)	$2	$—	$2
Total liabilities associated with assets held for sale on the Consolidated Balance Sheets(b)	$426	$82	$508
__________
(a) Domestic includes $45 million impairment in Powder River Basin of the net assets.
Noncontrolling interests in consolidated subsidiaries of $109 million as of December 31, 2014, related to assets classified as held for sale.
Cash Flows Attributable to Discontinued Operations
Excluding taxes and changes to working capital, total cash provided by operating activities related to domestic discontinued operations was $184 million, $585 million and $478 million for 2015, 2014 and 2013, respectively. Total cash used in investing activities related to domestic discontinued operations was $251 million, $512 million and $369 million for 2015, 2014 and 2013, respectively. Cash provided by operating activities related to our international operations was $3 million, $65 million and $56 million for 2015, 2014 and 2013, respectively. Total cash used in investing activities related our international operations was $15 million, $85 million and $43 million for 2015, 2014 and 2013, respectively.